Other Income / Expense	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Other Income / Expense
NOTE 16 - OTHER INCOME / EXPENSE
a)  Finance Costs

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Interest on loans and borrowings	$734,854	$286,144	$1,131,557	$533,508

Interest on convertible debentures	1,126,304	1,592,597	2,454,350	3,105,233

Interest on lease liabilities	118,368	75,179	201,417	154,854

Transaction costs expensed	229,716	87,070	248,645	454,574

Other finance costs	20,751	(94,404)	52,661	(65,656)

Total finance costs	$2,229,993	$1,946,586	$4,088,630	$4,182,513
b)  Fair value gain (loss) on derivatives

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Gain on warrant liability remeasurement 1	$(2,505,810)	$—	$(4,999,080)	$—

Gain on embedded derivatives 2	(32,519)	(1,107,784)	(32,519)	(1,164,059)

Deferred charge loss 2	—	(5,322)	—	1,615,102

Total fair value (gain) loss on derivatives	$(2,538,329)	$(1,113,106)	$(5,031,599)	$451,043
1
Unrealized change in fair value (Note 11).
2
Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.

c) Other income

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Government assistance 1	$(258,296)	$(941,369)	$(637,942)	$(2,117,743)

Government loan forgiveness	—	(181,770)	—	(299,082)

Derecognition of contingent consideration	—	8,855	—	(572,262)

Other	(5,728)	(40,718)	(24,350)	(76,221)

Total other income	$(264,024)	$(1,155,002)	$(662,292)	$(3,065,308)

1	Majority of government assistance are grants from the Canadian Government for wage and rental subsidies.